UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-21509

Weldon Capital Funds, Inc.

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN            46204

(Address of principal executive offices)	(Zip code)

Scott A. Sadaro

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	3/31

Date of reporting period:	6/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Weldon Equity & Income Fund
Schedule of Investments
June 30, 2005 (Unaudited)

Common Stocks - 60.52%	Shares	Value
Appliances - 0.24%		
Maytag Corp.	4,000	$ 62,640
Applications Software - 1.35%		
Microsoft Corp.	14,000	347,760
Beverages - Non-alcoholic - 1.20%		
The Coca-Cola Co.	7,400	308,950
Brewery - 1.24%		
Anheuser-Busch Companies, Inc.	7,000	320,250
Building - Maintenance & Service - 0.81%		
Rollins Inc.	10,350	207,414
Chemicals - Specialty - 0.88%		
Sensient Technologies Corp.	11,000	226,710
Commercial Banks - Central U.S. - 0.65%		
TCF Financial Corp.	6,500	168,220
Commercial Services - Finance - 3.05%		
H & R Block Inc.	6,500	379,275
Moody's Corp.	9,000	404,640
		783,915
Computers - 1.27%		
International Business Machines Corp.	4,400	326,480
Computer Services - 1.43%		
Electronic Data Systems Corp.	19,100	367,675
Computers - Integrated Systems - 1.23%		
Diebold Inc.	7,000	315,770
Consumer Products - Miscellaneous - 1.45%		
Fortune Brands Inc.	4,200	372,960
Cosmetics & Toiletries - 1.48%		
Procter & Gamble Co.	7,200	379,800
Data Processing/Management - 1.95%		
First Data Corp.	12,500	501,750
Disposable Medical Products - 1.86%		
C. R. Bard Inc.	7,200	478,872
Diversified Operations - 0.60%		
Leucadia National Corp.	4,000	154,520
Finance - Investment Bankers/Brokers - 3.00%		
Citigroup Inc.	8,250	381,397
Morgan Stanley & Co., Inc.	4,000	209,880
Schwab (Charles) & Corp.	16,000	180,480
		771,757
Food - Wholesale/Distribution - 1.50%		
Sysco Corp.	10,700	387,233
Forestry - 1.37%		
Plum Creek Timber Co.	9,700	352,110
Gas - Distribution - 1.45%		
Keyspan Corp.	9,200	374,440

See accompanying notes which are an integral part of this financial statement.

Weldon Equity & Income Fund
Schedule of Investments - continued
June 30, 2005 (Unaudited)

Common Stocks - 60.52% - continued	Shares	Value
Hospital Beds/Equipment - 0.79%		
Hillenbrand Industries Inc.	4,000	$ 202,200
Insurance Brokers - 0.96%		
Marsh & McLennan Companies, Inc.	8,900	246,530
Internet Security - 0.89%		
Symantec Corp. (a)	10,500	228,270
Machinery - Pumps - 1.97%		
Graco Inc.	14,900	507,643
Medical - Drugs - 1.51%		
Abbott Laboratories	7,950	389,630
Medical - Generic Drugs - 1.37%		
Mylan Laboratories	18,300	352,092
Medical Instruments - 1.65%		
Beckman Coulter Inc.	6,700	425,919
Medical Products - 2.91%		
Baxter International Inc.	10,200	378,420
Johnson & Johnson	5,700	370,500
		748,920
Miscellaneous Food Preparations & Kinder Products - 0.82%		
McCormick & Company, Inc.	6,500	212,420
Multi-Line Insurance - 0.81%		
Allstate Corp.	3,500	209,125
Oil Companies - Exploration & Production - 1.75%		
Anadarko Petroleum Corp.	5,500	451,825
Oil Companies - Integrated - 2.40%		
Chevrontexaco Corp.	4,700	262,824
Exxon Mobil Corp.	6,200	356,314
		619,138
Reinsurance - 1.57%		
Berkshire Hathaway Inc. - Class B (a)	145	403,608
REITS - Apartments - 0.60%		
GMH Communities	11,200	155,120
Retail - Drug Store - 1.60%		
CVS Corp.	14,200	412,794
Semiconductors - Integrated Circuits - 0.85%		
Maxim Integrated Products, Inc.	5,750	219,708
S&L/Thrifts - Western U.S. - 1.70%		
Washington Mutual Inc.	10,750	437,418
Super-Regional Banks - U.S. - 1.36%		
US Bancorp	11,950	348,940
Telephone - Integrated - 1.39%		
Alltel Corp.	5,750	358,110

See accompanying notes which are an integral part of this financial statement.

See accompanying notes which are an integral part of this financial statement.

See accompanying notes which are an integral part of this financial statement.

See accompanying notes which are an integral part of this financial statement.

Weldon Equity & Income Fund

Related Notes to the Schedule of Investments

June 30, 2005 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor according to guidelines established by the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, according to guidelines established by the Board. As a general principle, the current fair value of a security being valued by the Advisor would be the amount which the Fund might reasonably expect to receive upon a current sale. Methods which are in accord with this principle may, for example, be based on, among other factors, a multiple of earnings, a discount from market of a similar freely traded security, or yield to maturity with respect to debt issues. Fair value determinations will not be based on what the Advisor believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Advisor. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2. Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of May 23, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Weldon Capital Funds, Inc._______________

By

*_______/s/ Douglas G. Ciocca_________________________

Douglas G. Ciocca, President

Date________8/17/05_________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*________/s/ Douglas G. Ciocca__________________________

Douglas G. Ciocca, President

Date_________8/17/05__________________________________

By

*____/s/ Scott A. Sadaro
Scott A. Sadaro, Chief Financial Officer and Treasurer

Date_______8/17/05____________________________________